RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended
		Feb. 08, 2021	Oct. 12, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price	[1]			$ 25,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			1 year	30 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Sponsor
Related Party Transaction [Line Items]
Number of shares issued			7,187,500
Debt Instrument, Face Amount			$ 25,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised			937,500	937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Sale of stock, price per share			$ 12.00
Over-allotment option | Subsequent Events
Related Party Transaction [Line Items]
Number of shares issued		3,750,000

[1]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).